Dreyfus Premier Investment Funds, Inc. (the "Registrant")

-Dreyfus Global Real Estate Securities Fund (the "Fund")
(Class T Shares)

Incorporated herein by reference is the supplement to the Fund's Statutory Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 25, 2017 (SEC Accession No. 0000881773-17-000049).